Related Party Transactions: (Details Text) (USD $)	36 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 15, 2010
Cash received on sale of subsidiary MGC			$ 900,000
Gain on sale of subsidiary MGC			200,000
Shares of subsidiary owned prior to sale MGC			12,062,953
% owned prior to sale MGC			44.00%
Shares of Company owned by subsidiary MGC	258,083	258,083
Annual rent paid to Company by subsidairy	6,000
Cash received on sale of subsidiary Great Basin			1,200,000
Gain on sale of subsidiary Great Basin			$ 300,000
Shares of subsidiary owned prior to sale Great Basin			15,661,595
% owned prior to sale Great Basin			45.00%
Shares of Company owned by subsidiary Great Basin	491,192	491,192